Organization and Nature of Operations (Tables)	12 Months Ended
Sep. 30, 2022
Organization and Nature of Operations [Abstract]
Schedule of acquisition of non-controlling interest in Jiangsu Austin
In USD

Purchase consideration	338,652

Noncontrolling interests	330,068
Additional paid-in capital	8,584
338,652